Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss after tax	$ (41,632)	$ (17,067)	$ (34,176)		$ (141,816)	$ (141,816)	$ (54,778)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,176	3,268	5,700	$ 7,146	7,146		13,149
Amortization	16,812	5	9		37,735		22
Accretion	43	59	102		93		215
Non-cash interest expense			30				4,710
Non-cash lease expense	113	33	59		200
Loss on disposal of property, plant and equipment					7
Conversion of equity awards					86,585
Allowance for doubtful accounts			352
Deferred taxes	(4,039)				(5,707)
Change in fair value of Earnout Shares liability	476				(1,378)
Change in fair value of Warrant liability	14,101				(26,270)
Vesting of profits interests		1,745	2,864				9,586
Vesting of Earnout Shares					1,118
Share-based compensation	6,269	4,632	8,593		14,122		12,622
Changes in operating assets and liabilities:
Accounts receivables	58	289			(58)		(301)
Interest receivable	1,396				(1,942)
Prepaid expenses	276	(252)	(453)		(1,140)		470
Other current assets	(46)	(629)	1,765		38		(1,795)
Accounts payable	2,078	95	1,768		(1,957)		(1,137)
Accrued liabilities	(1,820)	1,033	(384)		(5,249)		752
Lease liabilities	(84)	(31)	(55)		(48)
Option liability		31
Due to related parties – current	160	3,857	5,414		142		(2,357)
Due to related parties – long-term		(2,212)	(2,211)				2,212
Net cash used in operating activities	(2,663)	(5,144)	(10,623)		(38,379)		(16,630)
Cash flows from investing activities
Cash acquired as part of Business Combination					7,948
Purchase of short-term investments					(100,000)
Purchases of available-for-sale securities	(96,148)
Purchase of property, plant and equipment	(9,521)	(615)	(2,431)		(9,217)		(115)
Net cash used in investing activities	(105,669)	(615)	(2,431)		(101,269)		(115)
Cash flows from financing activities
Repurchase of redeemed Class A Ordinary Shares					(218,983)
Issuance of Class A Common Stock, including exercise of Warrants					74
Distributions to members					(181)
Proceeds from PIPE financing, net of issuance costs					540,451
Issuance of equity under JDA as a result of Business Combination					9,917
Payment of transaction expenses					(11,722)
Member loan proceeds							2,000
Member loan repayments							(10,000)
Proceeds from share issuances		5,836	15,836				30,000
Equity issuance costs							(533)
Net cash provided by financing activities		5,836	15,836		319,556		21,467
Net (decrease) increase in cash and cash equivalents	(108,332)	77	2,782		179,908		4,722
Effect of foreign currency exchange rate changes on cash							(3)
Cash and cash equivalents, beginning of period	536,927	5,164	5,164	7,946	357,019	5,164	445
Cash and cash equivalents, end of period	428,595	5,241	7,946	$ 536,927	536,927	$ 536,927	5,164
Non-cash investing activities:
Liabilities recorded for property, plant, and equipment, net	$ 1,721	$ 26
Supplemental disclosures of cash flow information
Cash paid for interest							81
Remeasurement of lease liabilities and right-of-use assets due to lease modification (Note 13)					$ 1,472